NEWBUILDINGS - Movement in Newbuilding Balance (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Movement In Newbuilding Balance [Roll Forward]
Balance at December 31, 2015	$ 180,562
Installments and newbuilding supervision fees	122,542
Interest capitalized	0
Transfers to Vessels and Equipment	(176,598)
Balance at June 30, 2016	$ 126,506